Pension and Other Employee Obligations - Summary of Major Actuarial Assumptions (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Expected salary increase rate	450.00%	450.00%	450.00%
Discount rate	4.32%	4.32%	5.18%